Revenue Recognition (Contract Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Contract Liabilities, Current	$ 72,241	$ 59,204	$ 0
Contract Liabilities, Non-Current		$ 19,864
Calculated under Revenue Guidance in Effect before Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Contract Liabilities, Current	72,241
Contract Liabilities, Non-Current	$ 26,271